As filed with the Securities and Exchange Commission on July 3, 2002

                                                  File Nos.  _____ and 811-21143

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.______                          [ ]
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No._______

                           BLUE AND WHITE FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                     11111 Santa Monica Boulevard, Suite 705
                              Los Angeles, CA 90028
               (Address of Principal Executive Offices) (Zip Code)

                                 (310) 312-1755
              (Registrant's Telephone Number, Including Area Code)

                                 Shlomo Eplboim
                     11111 Santa Monica Boulevard, Suite 705
                              Los Angeles, CA 90028
                     (Name and Address of Agent for Service)

                                   Copies to:

       Scott R. MacLeod, Esq.                      Elaine E. Richards, Esq.
        Holland & Knight, LLP                  U.S. Bancorp Fund Services, LLC
 200 South Orange Avenue, Suite 2600         615 East Michigan Street, 2nd Floor
       Orlando, Florida 32801                     Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b).
[   ]    on (date) pursuant to paragraph (b).
[   ]    60 days after filing pursuant to paragraph (a)(1).
[   ]    on (date) pursuant to paragraph (a)(1).
[   ]    75 days after filing pursuant to paragraph (a)(2).
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]    This  post-effective  amendment  designates  a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


Blue and White Fund

                                       Subject to Completion, Dated July 3, 2002

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus
[DATE]

                                                                          [logo]
                                                             BLUE and WHITE FUND
                                       a series of the Blue and White Fund Trust













The Securities and Exchange Commission has not approved or disapproved any of the above listed funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                                Table of Contents


RISK / RETURN SUMMARY__________________________________________________________2

FEES & EXPENSES OF THE FUND____________________________________________________3

MANAGEMENT OF THE FUND_________________________________________________________4

MORE ON THE BLUE AND WHITE FUND________________________________________________4

VALUATION OF FUND SHARES_______________________________________________________5

PURCHASING FUND SHARES_________________________________________________________6

REDEEMING FUND SHARES__________________________________________________________8

DISTRIBUTION OF FUND SHARES___________________________________________________10

DESCRIPTION OF CLASSES________________________________________________________10

RETIREMENT AND OTHER QUALIFIED PLANS__________________________________________11

DISTRIBUTIONS AND TAXES_______________________________________________________12

PRIVACY NOTICE________________________________________________________________14



The Blue and White Fund offers two classes of shares - Classes A and C. See page __ for a Description of Classes.





Please see the Fund's notice of its privacy policy on page __ of this Prospectus.




RISK / RETURN SUMMARY
--------------------------------------------------------------------------------
Investment Objective
The Blue and White Fund seeks long-term capital appreciation.

Principal Investment Strategies
The Fund seeks to meet its objective by investing in Israeli companies whose securities trade on principal U.S. stock exchanges such as the New York Stock Exchange, the American Stock Exchange or NASDAQ as well as the Tel Aviv Stock Exchange (TASE). The Fund defines an Israeli company as one:
(1)      that has been organized under the laws of Israel;
(2)      whose securities are principally traded on the TASE; or
(3)      that is domiciled or headquartered in Israel.

The Fund will invest up to 25 % of its assets in companies traded on the TASE and 75% of its assets in Israeli companies traded in the United States. Types of securities in which the Fund may invest include common and preferred stocks, rights, warrants, options and convertible bonds. The Fund can invest in companies of any size.

When selecting securities for the Fund, the portfolio managers analyze the global economy and specifically the economic climate of Israel. The portfolio managers look at global, political, social and financial trends to discover broad investment determinations. From these determinations, the managers target industries they believe will benefit from the trends occurring in the world. They then analyze companies in the selected industries to find those with solid fundamentals, consistent predictable earnings and effective management. The portfolio managers look particularly for firms that offer a strong franchise and global orientation. The portfolio managers first consider general "environmental" factors, such as inflation, interest rate changes, competition, regulations, etc. Then they evaluate specific business fundamentals to determine the present and future value of the company as an investment. The portfolio managers sell securities when the company is no longer attractive or has lessened its managerial or financial stability or the global economy indicates that the type of company would no longer make a good financial investment.

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its total assets in cash and cash equivalents or high-quality short-term debt securities. Short-term debt securities include: commercial paper; certificates of deposit; demand and time deposits and bankers' acceptances; U.S. government securities; repurchase agreements; or other short-term instruments. In fact, the Fund anticipates that given the volatility of the global markets since September 11, 2001, it could be necessary to invest 100% of its assets in cash for as long as 1-year periods. At other times, the Fund may invest smaller percentages in such securities for temporary periods to maintain liquidity. To the extent the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Investments Risks

You could lose money by investing in the Fund. Listed below are the principal risks of investing in the Fund.

o Stock Market Risks: Mutual funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value causing you to lose money.

o Risks of Israel Investments: Because the Fund invests in Israeli companies, it may be exposed to special risks. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Generally, foreign securities tend to have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

o Small and Medium-Size Company Risks: The Fund may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Fund's assets.

o Options Risks: The Fund may invest in options. The Fund also may invest in so-called "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

o Warrants Risks: The Fund may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

FEES & EXPENSES OF THE FUND
--------------------------------------------------------------------------------
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the tables below and are further explained in the example that follows:


SHAREHOLDER FEES
(fee paid directly from your investment)
-------------------------------------------------------
                                Class A    Class C
-------------------------------------------------------
Maximum Sales Charge (Load)       5.75%    None
   Imposed on Purchases (1)

Maximum Deferred Sales Charge     None     1.00%
   (Load)

Maximum Sales Charge (Load)       None       None
   Imposed on Reinvested
   Dividends

Redemption Fee (2)                None       None

Exchange Fee                      None       None

Maximum Account Fee (3)           None       None
-------------------------------------------------------

-------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
-------------------------------------------------------
                                Class A    Class C
-------------------------------------------------------
Management Fees                   1.50%      1.50%

Distribution (Rule 12b-1) and     0.25%      1.00%
   Service Fee (4)

Other Expenses (5)                0.96%      0.96%

Total Annual Fund Operating       2.71%      3.46%
   Expenses (6)
-------------------------------------------------------

(1) Class A shares have a maximum sales load that as shown that can be reduced depending on the size of your purchase. See "Description of Classes" for more information.
(2) Class C shares charge a sales charge of 1.00% on redemptions of shares held for less than 12 months.
(3)  IRA Accounts are charged an annual account maintenance fee of $__.
(4) Class A shares pay up to 0.25% of average daily net assets and Class C shares pay up to 1.00% of average daily net assets of distribution and shareholder servicing fees.
(5) "Other Expenses" includes estimated administration fees, custodian, transfer agency and all other customary fund expenses not listed above.
(6) The Adviser has voluntarily agreed to waive fees and bear expenses for the Fund to the extent that its total annual fund operating expenses exceed 2.25% and 3.00% for Class A and Class C, respectively. Such waivers and subsidy may end at any time.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year. The 1-Year costs for the Fund reflect the "Net Annual Fund Operating Expenses" of the Fund that result from the contractual expense waiver and reimbursement. The 3-Year costs for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:

        ------------ ---------- ----------
                      1 Year     3 Years
        ------------ ---------- ----------
          Class A      $833      $1,368

          Class C      $349      $1,062
        ------------ ---------- ----------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
Investment Adviser and Sub-Adviser
Blue and White Investment Management LLC, 11111 Santa Monica Boulevard, Suite 705, Los Angeles, California 90028, serves as the investment adviser to the Fund (the "Adviser"). The Adviser is a newly-formed registered investment adviser with the U.S. Securities and Exchange Commission ("SEC") and as such, has no previous experience as an investment adviser to mutual funds. According to the Investment Advisory Agreement, the Adviser is entitled to receive a management fee of 1.50% of the Fund's average daily net assets for its services. The Adviser's parent companies, R&Y Investments and Eplboim, Poutre & Co. (each 50% owners), have contracted with an affiliate of the Adviser--RAMCO Consultants and Portfolio Management, Ltd., an Israeli company ("RAMCO")--to serve as sub-adviser to the Fund to provide the day-to-day management in accordance with the Fund's investment objectives and strategies. RAMCO currently advises individual managed Israeli accounts and three Israeli-based mutual funds. As of August __, 2002, RAMCO's assets under management were approximately $ __ million (US dollars).

Portfolio Managers
Rami Rahimi. Mr. Rahimi is the founder of RAMCO and has served as the Chief Executive Officer since 1987. Mr. Rahimi generally oversees the actions of RAMCO's portfolio managers and research and analyst team.

Yaniv  Rahimi.  As  portfolio  manager  of the Fund,  Mr.  Rahimi  is  primarily responsible for making recommendations for Fund purchases or sales in consultation with the RAMCO's research and analyst team. Mr. Rahimi has worked with RAMCO since 1999 and has served as a portfolio manager since 2001.


MORE ON THE BLUE AND WHITE FUND
--------------------------------------------------------------------------------
Principal Investment Objective and Strategies
The Fund's investment objective is long-term capital appreciation, which it seeks to meet by investing in common and preferred stocks, rights, warrants, options and convertible bonds of Israeli companies. The Fund anticipates that as much as 75% of its assets will be invested in the securities of Israeli companies that are traded on principal U.S. stock exchanges, and approximately 25% of its assets invested in the securities of Israeli companies traded on the TASE (Israel's main stock exchange). The Fund defines an Israeli company as one
(1) that has been organized under the laws of Israel; (2) whose securities are principally traded on the TASE; or (3) that is domiciled or headquartered in Israel.

The Adviser believes that while options, rights, warrants, and convertible bonds are often considered to be more speculative types of investment vehicles in the United States, the opposite is true in Israel. The options market in Israel is substantially different than in the United States and often provides much greater liquidity than common stocks. The option market in Israel is the primary tool of professional investors and institutions, and not the individual investor. The Adviser believes that the use of options, warrants, rights and convertibles in the Israeli market will actually reduce the risk associated with the Fund compared to restricting it to the purchase of common stock.

Benefits and risks of investing in Israel
The Tel Aviv Sock Exchange has become a focus of interest for international investors. The prospects for Israel's growing, technology-driven economy have attracted some investment houses to the region. In turn, these investors have become active and influential participants in the Israeli market. The TASE, recognizing the need of the international investment community, has responded with a number of technological improvements, putting itself on an equal footing with the world's most advanced stock exchanges. The new technologies helped boost trading volume and reduce volatility, thereby pushing down the costs and the risks of trading.

There are currently over a hundred Israeli companies traded on the various U.S. stock exchanges (NYSE, NASDAQ and AMEX) with a total market cap of over $53 billion (US). Over 30 of these companies are also listed on the TASE. This allows traders to take advantage of the arbitrage gaps between the stock prices of these shares on the different stock exchanges. The Israeli companies on the exchanges are in various industries including:

o  Semiconductors and capital equipment
o  Telecommunications
o  Property
o  Paper
o  Oil, gas and energy
o  Medical equipment and pharmaceutical industry and biotechnology investments
o  Information technology and internet
o  Consumer industry
o  Aerospace and defense

Despite the advancements of the exchange system, Israel is a country currently beset by escalating domestic and international politically inspired violence, slow-to-no economic growth and continuing weakness in the nation's technology sector among other negative developments. The economic recession, worldwide and in Israel, and the regional conflict were the dominant factors affecting the TASE in 2001. The events of September 11, 2001 temporarily aggravated the negative trend. Some of the major concerns in Israel are as follows:

Political Violence: The violence that resurfaced in September 2000 (and which has continued on and off since) continues today, with almost daily announcements of deaths on both sides. There are few positive developments, notably a Saudi-sponsored peace proposal and visits from high ranking U.S. administration officials, but there seemed to be little prospect of a near term solution to this conflict. Elsewhere, the U.S. war on terror raised tensions across the Middle East region generally, as speculation grew that Iraq, or some other Islamic nation, might be targeted.

Slow-to-No Global Economic Growth. Israel's economy is largely dependent on industrial experts, which, in turn, makes it highly sensitive to the economic health of industrialized nations, especially the United States. The global recession of 2001, which cut deeply into such exports, served to undermine the Israeli economy in 2001 and thus far in 2002, despite recent sighs that a U.S. recovery is occurring. As a partial result, the government cut official Gross Domestic Product growth estimates for 2002 to 2% from 4%. Contributing to this decline were substantive declines in tourism and construction, both major industries that have fallen on hard times in the wake of domestic and regional violence.

Depressed Technology Sector. Many of Israel's most vital commercial enterprises are technology concerns that rose and fell hard during the global technology boom and bust cycle of 2000-2001. Many, as well, are listed on NASDAQ, which has lost approximately three-fifths of its value since its peak in March 2000. With little resolution in sight, this weakness in the technology sector had and continues to have a major depressive effect on Israeli equities and consumer confidence. Beyond these continuing stories, the Israeli central bank raised interest rates by 530 basis points through the second quarter of 2002, a partial back up from its 200 basis points cut in December 2001. The December cut resulted in a pronounced weakening of the shekel, Israel's currency, and the central bank appeared to be trying to find a beneficial middle ground that would stabilize the shekel and entice domestic and international investors back into the Israeli equity market.


VALUATION OF FUND SHARES
--------------------------------------------------------------------------------
Shares of the Fund are sold at the net asset value per share (NAV), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted trading. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's securities are generally valued each day at their current market value. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

The securities markets on which the foreign securities owned by the Fund trades may be open on days that the Fund does not calculate its NAV and thus the value of the Fund's shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the Fund's NAV, the Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of the Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust's Board of Trustees.



PURCHASING FUND SHARES
--------------------------------------------------------------------------------
Minimum Investments
The initial investment amount for regular accounts is $1,000. For IRA accounts, the initial minimum investment is $250. The minimum subsequent investment for all accounts is $100.

Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day's NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Fund may authorize one or more broker/dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund's behalf.



Methods of Buying
----------------- ---------------------------------------- --------------------------------------------
                  To Open an Account                       To Add to an Account
----------------- ---------------------------------------- --------------------------------------------
By Telephone      You may not use telephone transactions   If you have completed the "Telephone
                  for your initial purchase of the         Purchase Option" section of the Account
                  Fund's shares.                           Application Form, call the Fund
                                                           (toll-free) at XXX-XXX-XXXX to place your
                                                           order.  You will then be able to move
                                                           money from your bank account to your Fund
                                                           account upon request.  Only bank accounts
                                                           held at domestic institutions that are
                                                           Automated Clearing House ("ACH") members
                                                           may be used for telephone transactions.
                                                           The minimum telephone purchase is $100.
----------------- ---------------------------------------- --------------------------------------------
By Mail           Make your check payable to "Blue and     Fill out the investment stub from an
                  White Fund."  Forward the check and      account statement, or indicate the Fund
                  your application to the address          name and account number on your check.
                  below.  No third party checks will be    Make your check payable to "Blue and White
                  accepted.  If your check is returned     Fund."  Forward the check and stub to the
                  for any reason, a $25 fee will be        address below.
                  assessed against your account.
                  ---------------------------------------
                                                           By Regular Mail
                  By Regular Mail                          Blue and White Fund
                  ---------------
                  Blue and White Fund                      c/o U.S. Bancorp Fund Services, LLC
                  c/o U.S. Bancorp Fund Services, LLC      P.O. Box 701
                  P.O. Box 701                             Milwaukee, WI  53201-0701
                  Milwaukee, WI  53201-0701
                                                           By Overnight Delivery
                  By Overnight Delivery                    Blue and White Fund
                  ---------------------
                  Blue and White Fund                      c/o U.S. Bancorp Fund Services, LLC
                  c/o U.S. Bancorp Fund Services, LLC      615 E. Michigan Street, Third Floor
                  615 E. Michigan Street, Third Floor      Milwaukee, WI  53202
                  Milwaukee, WI  53202
                                                           NOTE:  The Fund does not consider the U.S.
                  NOTE:  The Fund does not consider the    Postal Service or other independent
                  U.S. Postal Service or other             delivery services to be its agents.
                  independent delivery services to be
                  its agents.
----------------- ---------------------------------------- --------------------------------------------
By Wire           Forward your application to Blue and     Notify the Fund of an incoming wire by
                  White Fund at the address below.  Call   calling (toll-free) XXX-XXX-XXXX.  Use the
                  (toll-free) XXX-XXX-XXXX to obtain an    following instructions:
                  account number.  Wire funds using the    U.S. Bank, N.A.
                  instructions to the right.               Milwaukee, WI 53202
                                                           ABA#:  042000013
                                                           Credit:  U.S. Bancorp Fund Services, LLC
                                                           Account #: 112-952-137
                                                           Further Credit:  Blue and White Fund
                                                                          (name/title on the account)
                                                                          (account #)
                                                           Neither the Fund nor its agents is responsible
                                                           for the consequences of delays resulting from
                                                           the banking system or from incomplete wiring
                                                           instructions.
----------------- ---------------------------------------- --------------------------------------------
Automatic         Open the Fund account with one of the    If you did not set up an Automatic
Investment Plan   other methods.  If by mail, be sure to   Investment Plan with your original
                  include your checking account number     application, call the Fund (toll-free) at
                  on the appropriate section of your       XXX-XXX-XXXX.  Additional investments
                  application and enclose a voided check   (minimum of $100) will be taken from your
                  or deposit slip with your initial        checking account automatically monthly or
                  purchase application.                    quarterly.
----------------- ---------------------------------------- --------------------------------------------
Through Your      To purchase shares for another           To purchase shares for another investor,
Financial         investor, call the Fund (toll-free) at   call the  Fund (toll-free) at XXX-XXX-XXXX.
Intermediary      XXX-XXX-XXXX.

----------------- ---------------------------------------- --------------------------------------------


REDEEMING FUND SHARES
------------------------------------------------------------------------------------------------
Methods of Selling
-------------------- ---------------------------------------------------------------------------
                     To Sell Some or All of Your Shares
-------------------- ---------------------------------------------------------------------------
By Telephone         Call the Fund (toll-free) at XXX-XXX-XXXX to place the order.  (Note: For security reasons, requests by telephone will be recorded.)
-------------------- ---------------------------------------------------------------------------
By Mail              Send a letter instructing the Fund to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.
-------------------- ---------------------------------------------------------------------------
By Wire              Call the Fund (toll-free) at
                     XXX-XXX-XXXX to request the amount of
                     money you want. Be sure to have all
                     necessary information from your bank.
                     Your bank may charge a fee to receive
                     wired funds.
-------------------- ---------------------------------------------------------------------------
By Systematic        The Fund
Withdrawal Plan      offers shareholders a Systematic
                     Withdrawal Plan. Call the Fund
                     (toll-free) at XXX-XXX-XXXX to arrange
                     for regular monthly or quarterly fixed
                     withdrawal payments. The minimum payment
                     you may receive is $50 per period. Note
                     that this plan may deplete your
                     investment and affect your income or
                     yield.
-------------------- ---------------------------------------------------------------------------
Through Your         Consult your account agreement for
Financial            information on redeeming shares.
Intermediary
-------------------------------------- ---------------------------------------------------------


Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents. "Good order" means your letter of instruction includes:

o    The name of the Fund
o    The number of shares or the dollar amount of shares to be redeemed
o Signatures of all registered shareholders exactly as the shares are registered
o    The account number

You may receive the proceeds in one of three ways:

1. Your check can be mailed to your account's address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify the Fund's transfer agent if your address has changed.
2. Your proceeds can be sent by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after your redemption request is processed.
3. For a $15 fee, which will be deducted from your redemption proceeds, your proceeds can be wired to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after your redemption request is processed.

Before selling recently purchased shares, please note that if the transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and their shareholders from loss.

The transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations: o If you change ownership on your account o When you want the redemption proceeds sent to a different address than that registered on the account o If the proceeds are to be made payable to someone other than the account's owner(s) o Any redemption transmitted by federal wire transfer to a bank other than your bank of record o If a change of address request has been received by the transfer agent within the last 15 days o For all redemptions of $50,000 or more from any shareholder account

Signature  guarantees  are designed to protect both you and the Fund from fraud.
Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) XXX-XXX-XXXX before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Fund (toll-free) at XXX-XXX-XXXX before making your request to determine what additional documents are required.

Money Market Exchange Option
You may exchange Fund shares for shares of a money market fund called the First American Prime Obligations Fund by sending a written exchange request to the Fund or, if you have established telephone exchange privileges, by calling (toll-free) XXX-XXX-XXXX. Shares of the First American Prime Obligations Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the First American Prime Obligations Fund. This exchange privilege is offered as a convenience to the Fund's shareholders. Please note that when exchanging from the Fund to the First American Prime Obligations Fund, you will begin accruing income from the First American Prime Obligations Fund the day following the exchange. When exchanging less than all of the balance from the First American Prime Obligations Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Prime Obligations Fund through the date of exchange. When exchanging your entire balance from the First American Prime Obligations Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the First American Prime Obligations Fund at the end of the month. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Fund's transfer agent charges a $5.00 fee for any telephone exchanges.

Please note that the Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Fund's performance and shareholders. Therefore, the Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies
The Fund reserves the right to:

o    Vary or waive any minimum investment requirement.
o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.
o Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).
o Redeem all shares in your account if your balance falls below the Fund's minimum. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
o Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.
o Modify or terminate the exchange privilege after 60 days written notice to shareholders.
o Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.
o Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares."

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at XXX-XXX-XXXX to request individual copies of these documents. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------
Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealers and members of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution and Shareholder Servicing Plan
The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Class A may pay up to 0.25% per year of its average daily net assets and Class C shares may pay up to 1.00% of average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund's shares. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Shareholder services may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DESCRIPTION OF CLASSES
--------------------------------------------------------------------------------
Class A Shares
With Class A shares, you will pay a sales charge when you invest in the Fund unless you qualify for a waiver of the sales charge. Class A shares also impose a Rule 12b-1 fee (as discussed previously) which is assessed against the shares of the Fund. If you purchase Class A shares of the Fund, you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

-------------------------------------------- -------------------- -------------------
Amount of Transaction                         Sales Charge as a   Sales Charge as a
                                                                    % of Net Asset
                                             % of Offering Price        Value
-------------------------------------------- -------------------- -------------------
Less than $99,999                                   5.75%               6.10%
--------------------------------------------
$100,000 to $249,999                                4.50%               4.71%
--------------------------------------------
$250,000 to $499,999                                3.25%               3.36%
--------------------------------------------
$500,000 to $999,999                                2.00%               2.04%
--------------------------------------------
$1,000,000 and above                                None                 None
-------------------------------------------- -------------------- -------------------


Waivers - Class A Shares

The following types of investments will not have to pay a sales charge on class A shares:

o Purchases by the Adviser, RAMCO or their affiliated companies, including employee benefit plans established by such entity;
o Purchases by employees and retired employees of the Adviser, RAMCO or their affiliates, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;
o Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees;
o Purchases by clients of broker-dealers, investment advisers, third-party administrators or consultants that have entered into an agreement with the Distributor providing for the use of Fund shares in investment products or services made available to their clients;
o Purchases by employees of firms providing the Funds or their affiliates with legal, administrative, marketing or other services, including members of the immediate families of such individuals;
o Purchases by 401(k) plans and other defined contribution plans with at least 25 eligible employees; 403(b)(7) or 457 plans under ERISA; and non-qualified deferred compensation plans;
o Purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Funds; or o Purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.
o    Exchanges from the First American Prime Obligations Fund.

Reducing Your Sales Charge - Class A Shares
You can reduce the sales charge on purchases of class A shares by:

o purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;
o signing a letter of intent that you intend to purchase more than $100,000 worth of shares over the next 13 months; and
o using the reinvestment privilege, which allows you to redeem shares and then immediately reinvest them without a sales charge within 90 days.

Class C Shares

With Class C shares, you will not pay a sales charge when you initially invest in the Fund, however if you redeem your shares within 12 months of investing, you will be charged a 1.00% contingent deferred sales load of the amount redeemed. Class C shares also impose a Distribution and Shareholder-Servicing fee (as discussed previously) which is assessed against the shares of the class and over time could cost you more than if you paid other types of sales charges.

RETIREMENT AND OTHER QUALIFIED PLANS
--------------------------------------------------------------------------------
You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement or other qualified plan account, call 1-XXX-XXX-XXXX.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
Dividends and Distributions
The Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized. All Funds declare and pay dividends at least annually. Capital gains, if any, are distributed at least once a year.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of that Fund unless you provide us with a written request to receive your payments in cash. Dividends paid in cash or additional shares are treated the same for tax purposes.

Taxes

In general, Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the First American Prime Obligations Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Any foreign taxes the Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Special Tax Considerations for Israeli Investments
The following information regarding special tax considerations for Israeli investments is not intended to constitute legal or professional tax advice nor does it cover all possible tax considerations applicable to the Fund. As always, you should consult your tax advisor about the tax consequences of your investment in the Fund.

Per the U.S. - Israel Tax Treaty ("the Treaty"), there are two main tax sources pertaining to profits from investments in ordinary shares: (1) profits from trade in shares constituting business income and (2) profits from trade in shares constituting capital gain.

     (1) Profits from trade in shares constituting business income.  Pursuant to
Article 8 of the Treaty, a corporation resident in the United States for treaty purposes would generally be exempt from Israeli corporate taxes on the sale of the ordinary shares if it has no "permanent establishment" in Israel to which the ordinary shares are connected. Permanent establishment is defined as a permanent place of business through which a resident of one of the contracting countries engages in industrial or commercial activity.

     (2) Profits from trade in shares constituting capital gain. In the event that the derived profit is not attributed to the business activities of a permanent establishment in Israel, under Article 15 of the Treaty, capital gains from the sale of ordinary shares would generally be exempt from Israeli capital-gains tax unless the following circumstances take place:

(i) A U.S. resident held directly or indirectly, alone or jointly with a related party, at least 10% of the voting rights in the company at any time during the 12-month period preceding the sale.

(ii) A U.S. resident, being an individual, was present in Israel for an aggregate period of at least 183 days in the given tax-year.

If the Treaty's exemption under Article 15 does not apply, Israeli domestic law would then become relevant. Capital gains from the sale of ordinary shares traded on the TASE are generally exempt from tax. The same exemption will also apply to gains from the sale of shares in "industrial companies" on foreign stock exchanges. However, capital gains from the sale of securities on foreign stock exchange are taxed at 35%.

There are currently proposed amendments to Israeli tax laws and as a result, some of the above assertions may soon be changed should the recommendations of the Tax Reform Committee be enacted into law. To date, however, it has not happened nor is it clear what format such legislation ultimately adopts. Nevertheless, the draft of the proposed legislation published recently generally exempts foreign investors not actually engaged in business activities in Israel from Israeli tax on gains arising from the sale of securities.


PRIVACY NOTICE


The Fund, Adviser and RAMCO collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


Blue and White Fund



Investment Adviser
Blue and White Investment Management, LLC
11111 Santa Monica Boulevard, Suite 705
Los Angeles, CA  90028

Sub-Adviser
Ramco Consultants & Portfolio Management LTD
30 Kalsher Street
Tel-Aviv, Israel  65257

Legal Counsel
Holland  & Knight LLP
200 South Orange Avenue, Suite 2600
Orlando, FL 32801

Independent Auditors
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue, Suite 200
Los Angeles, CA  90071

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202


FOR MORE INFORMATION
You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI)
The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

To receive any of these documents or the prospectus of Blue and White Fund or to request additional information about Blue and White Fund, please contact us.

By Telephone:
XXX-XXX-XXXX

By Mail:
Blue and White Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Blue and White Fund's information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


1940 Act File No. 811-21143






                                       Subject to Completion, Dated July 3, 2002

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.






STATEMENT OF ADDITIONAL INFORMATION



BLUE and WHITE FUND
a series of the Blue and White Funds Trust




This Statement of Additional Information ("SAI") provides general information about the Blue and White Fund (the "Fund"), a series of the Blue and White Funds Trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated __________, 2002, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Fund at the address or telephone number below.

Blue and White Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-XXX-XXX-XXXX



                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------

Organization of the Trust and the Fund.........................................3

   DESCRIPTION OF THE FUND.....................................................3

Investments Policies, Strategies and Associated Risks..........................3

   TEMPORARY INVESTMENTS......................................................16
   FUNDAMENTAL INVESTMENT LIMITATIONS.........................................16

Management of the Fund........................................................17

   BOARD OF TRUSTEES..........................................................17
   BOARD COMMITTEES...........................................................19
   BOARD COMPENSATION.........................................................19
   BOARD INTEREST IN THE FUND.................................................20
   CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP..........20
   INVESTMENT ADVISER.........................................................20

Portfolio Transactions and Brokerage Allocation...............................22


Distribution and Shareholder Servicing........................................23

   DISTRIBUTOR................................................................23
   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN................................24
   SERVICE PROVIDERS..........................................................24

Code of Ethics................................................................25

Valuation of Shares...........................................................25

Purchase and Redemption of Shares.............................................26

Tax Considerations............................................................27

Calculation of Performance Data...............................................29

Counsel.......................................................................30

Independent Accountants and Financial Statements..............................30

APPENDIX A....................................................................31


Organization of the Trust and the Fund

The Blue and White Funds Trust (the "Trust") is a management investment company organized as a Delaware business trust on June 26, 2002. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Fund is currently the first series of the Trust and consists of two classes of shares of beneficial interest - Classes A and C. The Fund is a diversified fund. The Trust may start more series or classes and offer shares of a new fund or class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each class and series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the class or series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the class of the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to any fund are borne by that fund. Any general expenses of the Trust not readily identifiable as belonging to a particular fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class. Generally, Class A shares are subject to a front-end sales load as described in the prospectus and a Rule 12b-1 fee. Class C shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee.

Description of the Fund
The Fund is an open-end, diversified investment company, or mutual fund, with an investment objective of long term growth of capital. The Fund primarily invests in securities of Israeli companies, the majority of which are traded on principal U.S. stock exchanges.

Investments Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund's investment objectives and strategies set forth in the Fund's Prospectus. Except for the fundamental investment limitations listed below (see "Fundamental Investment
Limitations") and the Fund's investment objective, the Fund's investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without shareholder approval. While the Fund is permitted to hold securities and engage in various strategies as described hereafter, the Fund is not obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Fund's investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Equity Securities
The Fund intends to invest in equity securities consistent with its investment objective and strategies. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

To the extent the Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions can decrease the value and liquidity of the securities. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Debt Securities
The Fund may invest in debt securities consistent with its investment objective and strategies. Debt purchased by the Fund may consist of obligations of any rating. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as "high-risk" securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. The Fund will not invest in high yield debt securities or "junk bonds" that are considered high risk. Special tax considerations are associated with investing in high-yield securities such as zero coupon or "pay-in-kind" securities.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.

U.S. Government Obligations. The Fund may invest in U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

The Fund may also have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Diversification of Investments
The Fund may not purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

Borrowings
The Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Restricted and Illiquid Securities
The Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Securities
Because of the Fund's high foreign investments, the is subject to the risks of foreign investing. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Fund, denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution to the Fund's shareholders.

Other differences between investing in foreign companies and the U.S. include:

o    information is less publicly available;
o there is a lack of uniform financial accounting standards applicable to foreign companies;
o    market quotations are less readily available;
o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
o    there is generally a lower foreign securities market volume;
o    it is likely that foreign securities may be less liquid or more volatile;
o    there are generally higher foreign brokerage commissions;
o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
o    the mail service between countries may be unreliable.


Derivatives
The Fund may invest up to 10% of its total assets in derivative securities. The Fund may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.

Buying Call and Put Options. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Fund has the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, the Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out the option it has written.

The Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Fund to use cash or proceeds from the investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Fund will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter ("OTC") Options. The Fund has the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts. The Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, the Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index.

The Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

Risks Associated With Options and Futures. Although the Fund may buy and write covered call and put options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, the Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Fund's investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in such a contract.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on the Fund's strategies for hedging its securities.

Often, futures purchased or sold by the Fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. The Fund's investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued Purchases, Delayed Delivery and Forward Commitments
The Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when the Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Short Sales
Although not currently part of the Fund's investment strategies, the Fund has the ability to make short sales. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the market value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and the Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, the Fund also has the ability to make short sales "against the box," a transaction in which the Fund enters into a short sale of a security owned by the Fund. A broker holds the proceeds of the short sale until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

Warrants
The Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements
The Fund may have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement. The Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by the Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

About Investing in Israel
Israel is a country currently beset by escalating domestic and international politically inspired violence, slow-to-no economic growth and continuing weakness in the nation's bell weather technology sector, among other negative developments. The major themes remained the same as they have been for the past several quarters, as follows:

POLITICAL VIOLENCE. The violence that resurfaced in September 2000 (and which has continued on and off since) continued over this period, with almost daily announcements of deaths on both sides. There were a few positive developments, notably a Saudi-sponsored peace proposal and visits from high ranking U.S. administration officials, but as the reporting period ended there seemed to be little prospect of a near term solution to this conflict. Elsewhere, the U.S. war on terror raised tensions across the Middle East region generally, as speculation grew that Iraq, or some other Islamic nation, might be targeted.

SLOW-TO-NO GLOBAL ECONOMIC GROWTH. Israel's economy is largely dependent on industrial exports, which, in turn, makes it highly sensitive to the economic health of industrialized nations, especially the United States. The global recession of 2001, which cut deeply into such exports, served to undermine the Israeli economy in 2001 and thus far in 2002, despite recent signs that a U.S. recovery is occurring. As a partial result, the government cut official Gross Domestic Product growth estimates for 2002 to 2% from 4%. Contributing to this decline were substantive declines in tourism and construction, both major industries that have fallen on hard times in the wake of domestic and regional violence.

DEPRESSED TECHNOLOGY SECTOR. Many of Israel's most vital commercial enterprises are technology concerns that rose and fell hard during the global technology boom and bust cycle of 2000-2001. Many, as well, are listed on NASDAQ, which has lost approximately three fifths of its value since its peak in March 2000. With little resolution in sight, this weakness in the technology sector had and continues to have a major depressive effect on Israeli equities and consumer confidence. Beyond these continuing stories, the Israeli central bank raised interest rates by 530 basis points (bps) during the second quarter of 2002, a partial back up from its 200 bps cut in December 2001. The December cut resulted in a pronounced weakening of the shekel, Israel's currency, and the central bank appeared to be trying to find a beneficial middle ground that would stabilize the shekel and entice domestic and international investors back into the Israeli equity market.

Temporary Investments
When the Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. or Israeli economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Fundamental Investment Limitations
Unless otherwise noted, the Fund has adopted and is subject to certain fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of the Fund's outstanding voting securities. As used in this SAI, "a majority of the Fund's outstanding voting securities" means (i) more than 50% of the Fund's outstanding voting shares or (ii) 67% or more of the Fund's voting shares present at a shareholder meeting if more than 50% of the Fund's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) loan money to other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages, or pledges; (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions; or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of the Fund's total assets, provided that the Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6. Concentrate its investments in any one industry or sector if, as a result, more than 25% of the Fund's assets will be invested in such industry or sector. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time. For a description of many, if not most, of the sectors in which the Fund may be invested, please see "Sector/Industry Concentration" of this SAI.

7.   Invest in other investment companies, except as permitted by the 1940 Act.


Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees of the Trust. The Board of Trustees consists of eight individuals, five of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act ("Independent Trustees"). The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund. The Trustees of the Trust, as well as the officers of the Trust, are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.


Independent Trustees
------------------------ ------------- ------------ ----------------------- ------------------ --------------
   Name, Address and Age Position(s)     Term of    Principal Occupation(s)  # of Portfolios       Other
                          Held with     Office and   During Past Five Years  in Fund Complex   Trusteeships
                             Fund       Length of                              Overseen by        Held by
                                       Time Served                               Trustee          Trustee
------------------------ ------------- ------------ ----------------------- ------------------ --------------
Age: __                  Independent
                         Trustee
------------------------ ------------- ------------ ----------------------- ------------------ --------------
Age: __                  Independent
                         Trustee
------------------------ ------------- ------------ ----------------------- ------------------ --------------
Age: __                  Independent
                         Trustee
------------------------ ------------- ------------ ----------------------- ------------------ --------------
Age: __                  Independent
                         Trustee
------------------------ ------------- ------------ ----------------------- ------------------ --------------
Age: __                  Independent
                         Trustee
------------------------ ------------- ------------ ----------------------- ------------------ --------------

Interested Trustees and Officers
------------------------- ----------- ------------- ----------------------- ------------------ --------------
   Name, Address and Age  Position(s)    Term of    Principal Occupation(s)  # of Portfolios       Other
                           Held with    Office and   During Past Five Years  in Fund Complex   Trusteeships
                              Fund      Length of                              Overseen by        Held by
                                       Time Served                               Trustee          Trustee
------------------------- ----------- ------------- ----------------------- ------------------ --------------
Shlomo Eplboim*           Trustee and Indefinite                            1
11111 Santa Monica Blvd,  Chairperson Term;
Suite  705                            Since August
Los Angeles, CA   90025               2002
Age: __
------------------------- ----------- ------------- ----------------------- ------------------ --------------
Rami Rahimi*              Trustee;    Indefinite                            1
                          President   Term;
                                      Since August
                                      2002
Age: __
------------------------- ----------- ------------- ----------------------- ------------------ --------------
Paul Lieberman**          Trustee     Indefinite                            1
                                      term; Since
                                      August 2002
Age: __
------------------------- ----------- ------------- ----------------------- ------------------ --------------
Michael Poutre            Executive   Indefinite                            N/A                N/A
                          Vice        Term;
                          President   Since 2002
Age: __
------------------------- ----------- ------------- ----------------------- ------------------ --------------
                          Secretary   Indefinite                            N/A                N/A
                                      Term;
                                      Since 2002
Age: __
------------------------- ----------- ------------- ----------------------- ------------------ --------------
                          Treasurer   Indefinite                            N/A                N/A
                                      Term;
                                      Since 2002
Age: __
------------------------- ----------- ------------- ----------------------- ------------------ --------------

--------------------------
*This Trustee is considered an "interested persons" as defined in the 1940 Act because of his affiliation with the Adviser. ** The Fund treats Mr. Lieberman as "interested" because he is an executive officer of First Montauk Securities Co., which acts as a primary dealer for the Fund by executing a substantial portion of the Fund's trades and serves as the firm at which Mr. Eplboim and Mr. Poutre are registered representatives.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. Because the Trust is newly formed, the Audit Committee has not had reason to meet yet. The Audit Committee is comprised of all of the Independent Trustees.

Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. Because the Trust is newly formed, the Nominating Committee has not had reason to meet yet. The Nominating Committee is comprised of all of the Independent Trustees. There are no policies in place regarding nominees recommended by shareholders.

Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. Because the Trust is newly formed, the Valuation Committee has not had reason to meet yet. Mr. Eplboim and Mr.Rahimi comprise the Valuation Committee.

Board Compensation
The Trust will pay the Independent Trustees $_________ as an annual retainer and $_________ for each meeting attended, plus out-of-pocket meeting expenses. The Interested Trustees and officers are not paid from the Trust for their services to the Fund. The table below indicates the estimated amount of compensation the Trustees are expected to be paid during the first fiscal year of the Trust.


                                                                                                   Total
                                Aggregate       Pension or Retirement   Estimated Annual   Compensation from
                          Compensation From the  Benefits Accrued as      Benefits Upon      Trust Paid to
  Name of Person/Position         Trust         Part of Fund Expenses      Retirement           Trustees
------------------------- --------------------- ----------------------- ------------------ -------------------
Paul Lieberman
Independent Trustee             $_________               None                 None             $_________
------------------------- --------------------- ----------------------- ------------------ -------------------
Independent Trustee             $---------               None                 None             $---------
------------------------- --------------------- ----------------------- ------------------ -------------------
Independent Trustee             $---------               None                 None             $---------
------------------------- --------------------- ----------------------- ------------------ -------------------
Shlomo Eplboim
Interested Trustee                 None                  None                 None                None
------------------------- --------------------- ----------------------- ------------------ -------------------
Rami Rahimi
Interested Trustee                    None                    None                 None                None


----------------------------
Board Interest in the Fund
As of August 31, 2002, the Trustees beneficially owned the following amounts in the Fund.

         Key
A.       $1-$10,000
B.       $10,001-$50,000
C.       $50,001-$100,000
D.       over $100,000

            Dollar Range of Equity Securities Beneficially Owned (1)
-------------------------------------- -----------------------------------------
Name of Trustee             The Fund       Aggregate Dollar Range of Equity
                                         Securities Beneficially Owned in All
                                       Registered Investment Companies Overseen
                                          by Trustee in Family of Investment
                                                       Companies
-------------------------------------- -----------------------------------------
Paul Lieberman                None                       None
Independent Trustee

                              None                       None
Independent Trustee

                              None                       None
Independent Trustee

Shlomo Eplboim                None                       None
Interested Trustee

Rami Rahimi                   None                       None
Interested Trustee
(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of August 31, 2002, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of shares of the Fund.


Control Persons, Principal Shareholders, and Management Ownership
As of August 31, 2002, for organizational purposes only, _________ owned 100% of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares.

Investment Adviser
The Blue and White Investment Management, LLC (the "Adviser") is a Cayman Island corporation that serves as the investment Adviser to the Fund. The Adviser is an SEC-registered investment Adviser. The Adviser is a newly formed entity and as of August 31, 2002 had no assets under management. Eplboim, Poutre & Co., a
California   company  owned  by  Mr.  Shlomo  Eplboim  and  Mr.  Michael  Poutre
("EPANCO"), owns 50% of the Adviser, while R&Y Investments, Inc., a Cayman Island controlled by Mr. Rami Rahimi, owns the other 50%. EPANCO and R&Y Investments has contracted with RAMCO Consultants and Portfolio Management Ltd. ("RAMCO"), an Israeli company, to provide sub-advisory services to the Fund. RAMCO is an investment adviser that manages separate accounts and three mutual funds in Israel. As of August 31, 2002, RAMCO had $__ million under management. The arrangement between RAMCO and the Adviser has been structured to comply with SEC no-action letters that permit an unregistered non-U.S. adviser (RAMCO), to provide advice to U.S. clients "through" a registered adviser (the Adviser).

On _______, 2002, the Board of the Trustees of the Trust, on behalf of the Fund, approved an initial two-year investment advisory agreement and a separate agreement with RAMCO (the "Agreements") with the Adviser. After the initial two years, this Agreements may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of Trust who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Adviser's (and RAMCO's) investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust's officers and the Trustees.

During the meeting held on ____________, 2002, the Trustees were provided with materials relating to, and considered and evaluated, information concerning, among other things, (a) the terms and conditions of the Agreements, including, the nature, quality and scope of the investment management services and the fees charged for their services; (b) a comparison of the Fund's fees and expenses in relation to various industry averages; and (c) the Trustees' legal duties in approving the Agreement. The Trustees also evaluated the profitability of the Adviser. On the basis of its review and the foregoing information, the Trustees found that the terms of the Agreement were fair and reasonable and in the best interests of the Fund's shareholders.

Under the Agreement, the Adviser is responsible for the day-to-day management of the Fund in accordance with its investment objective and strategies. For its services, the Adviser is entitled to an annual advisory fee of 1.50% of the Fund's average daily net assets, from which RAMCO, as sub-adviser receives a reimbursement of its direct costs plus a 5% premium. In addition to the services provided by the Adviser pursuant to the Agreement, the Adviser may, from time to time, provide the Fund with office space for managing its affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred.

The Fund is actively managed and has no restrictions upon portfolio turnover. The Fund's rate of portfolio turnover may be greater than that of many other mutual funds, but more than likely less than 100%. A 100% annual portfolio turnover would be achieved if each security in the Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Fund, whether reinvested or otherwise.

Portfolio Transactions and Brokerage Allocation
The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

The primary consideration in effecting transactions for the Fund is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Adviser may consider a number of factors in determining which broker-dealers to use for the Fund's transactions. These factors include research services, the reasonableness of commissions, and the quality of services and execution. The Adviser intends that a substantial percentage of fund transactions for the Fund will be effected through First Montauk Securities Co. ("First Montauk"), an entity with registered representatives who are affiliates of the Adviser), if the commissions, fees or other remuneration received by First Montauk are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through First Montauk, the Fund intends to comply with Section 17(e)(1) of the 1940 Act, as amended.

When consistent with these objectives, business may be placed with broker-dealers, including First Montauk, who furnish investment research and/or services to the Adviser or who sell shares of the Fund. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where First Montauk or a RAMCO affiliate is also a member of the selling syndicate. The Board of Trustees of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Trustees of the Fund.

In determining the commissions to be paid to First Montauk, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Trustees, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by First Montauk on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Adviser does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Adviser or RAMCO. Investment decisions for the Fund and for such advisory clients are made by the Adviser or RAMCO with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Adviser even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Adviser when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Adviser or RAMCO are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Adviser as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. At the same time, however, it is believed that the ability of the Fund to participate in volume transactions will sometimes produce better execution prices.

The Board of Trustees of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund. Such transactions could include purchases of securities for the Fund from private accounts managed by the Advisor or sales of securities from the Fund to private accounts managed by the Advisor. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Trustees pursuant thereto. Under the policies, the Board must, on a quarterly basis, determine that all transactions effected in reliance on Rule 17a-7 during the preceding quarter were in compliance with the procedures. The Board must also review the procedures as necessary.

Distribution and Shareholder Servicing

Distributor
Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Adviser and Distributor dated ________, 2002. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and is an affiliate of U.S. Bancorp Fund Services, LLC, the Fund's administrator. Shares of the Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. It is expected that First Montauk will enter into dealer agreements with the Distributor to assist in selling shares of the Fund.

Distribution and Shareholder Servicing Plan
The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by each class of the Fund in connection with the distribution of shares as follows:

-------------- ------------------------------------------------
Class          12b-1 and Shareholder Servicing fee
               (as a % of average daily net assets)
-------------- ------------------------------------------------
Class A                             0.25%
Class C                             1.00%
-------------- ------------------------------------------------

With respect to the Class C shares, up to 0.75% of the Fund's average daily net assets can be used for distribution-related expenses, while up to 0.25% of the Fund's average daily net assets can be used for shareholder-servicing related expenses. Payments may be made by each class of shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors (including First Montauk); shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund (or class) may finance without the Plan, the class may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Fund's expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

The Adviser may pay out of its own legitimate profits similar amounts to investors or sellers of the Fund's shares.

Service Providers
The Trust has entered into a series of agreements whereby certain parties will provide various services to the Fund.

U.S. Bancorp Fund Services, LLC ("USBFS") acts as transfer agent to the Fund. USBFS's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "blue sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust ("Custody Agreement"), whereby the Custodian provides custody services on behalf of the Fund and receives fees from the Fund on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated _________, 2002, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with their investment objectives and restrictions. Pursuant to the Fund's Administration Servicing Agreement, USBFS is entitled to receive from the Fund a fee, computed daily and payable monthly, in a minimum annual amount of $__________.

Code of Ethics
The Trust, the Adviser and the Distributor have adopted Codes of Ethics that govern the conduct of employees of the Trust, the Adviser and the Distributor who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Valuation of Shares
Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund plus any front-end sales load or contingent deferred sales load as described in the Prospectus. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the share price, see "Valuation of Fund Shares" in the Fund's Prospectus.

Purchase and Redemption of Shares
Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Fund are sold with the applicable sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment, which ordinarily must be at least $1,000 ($250 for IRA accounts). However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Fund may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund's shareholders.

Class A Shares - Reducing the Sales Charge
Class A shares of the Fund are sold at their net asset value plus a sales charge as described in the Prospectuses. Shareholders can reduce the sales charge on purchases of Class A shares by (1) purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts; (2) signing a 13-month letter of intent; or (3) using the reinvestment privilege.

(1) Large Purchases and Quantity Discounts. As indicated in the Prospectus, the more shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Class A shares on the same day as his or her spouse or children under 21 purchase shares, his or her purchases will be combined in calculating the sales charges.

(2)  Signing a Letter of  Intent.  If  investors  intend  to  purchase  at least
     $50,000 of Class A shares over the next 13 months, they should consider signing a letter of intent to reduce the sales charge. A letter of intent includes a provision allowing the Fund to adjust the sales charge depending on the amount you actually purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor's account will be released when the letter of intent is fulfilled or when the 13-month period is over, whichever comes first. If the investor did not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference in the sales charge.

     The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to buy. When the investor establishes a letter of intent, the balances in the Fund's account will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The investor's prior trade prices will not be adjusted, however.

(3) Reinvestment Privilege. If Class A shares of the Fund have been redeemed, the investor has a one-time right, within 90 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Shareholders should inform the Fund, in writing, that they are reinvesting so that they will not be overcharged.


Class C Shares - Eliminating the Contingent Deferred Sales Charge
Shares of class C are sold at their net asset value plus a contingent defined sales charges as described in the prospectuses. No CDSC will be charged for (1) redemptions made following death or disability (as defined by the IRS); (2)
redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2 years old or older; or (3) involuntary redemptions made in shareholder accounts that do not have the required minimum balance.

(1) Death or Disability. To receive the CDSC exemption with respect to death or disability, the Fund's transfer agent (USBFS) must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

(2) IRA or other Retirement Plan. The exemption from the CDSC for Individual Retirement Accounts of other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

(3) Involuntary Redemptions. The Trust reserves the right to redeem shares of accounts with low balances (balances below $1,000). Shareholders will not be charged a CDSC for this type of involuntary redemption. See the Prospectus for more information on accounts with low balances.

Redemption In Kind
The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Tax Considerations
The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Distributions of Net Investment Income
The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain
The Fund may derive capital gain or loss in connection with sales or other dispositions of securities. Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from the Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Information on the Tax Character of Distributions
The Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company
The Fund elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
Redemptions (including redemptions "in-kind") and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities
Some states grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

Calculation of Performance Data
The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return (before and after taxes) if the Fund's performance had been constant over the entire period, and is computed according to the following formulas:

                                                    P(1+T)n  =  ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period assuming reinvestment of all dividends and distributions.


                                                    P(1+T)n  =  ATVD

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions but not after taxes on redemption.


                                                    P(1+T)n  =  ATVDR

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions and redemption.


All performance figures are based on historical results and are not intended to indicate future performance.

Counsel
Holland & Knight, LLP 200 South Orange Avenue, Suite 2600, Orlando, Florida 32801, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Fund's Prospectus.

Independent Accountants and Financial Statements
Deloitte & Touche, LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, California, 90071, has been selected as the independent accountants of the Trust. As such, it is responsible for auditing the financial statements of the Fund. Because the Fund is new, no financial statements are available at this time.

APPENDIX A


                               SHORT-TERM RATINGS

                Standard & Poor's Short-Term Issue Credit Ratings

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                         Moody's Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial debt obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1  -  Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o Leading market positions in well-established industries.

o High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Fitch Ratings ("Fitch") National Short-Term Credit Ratings

F1(xxx) Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2(xxx) Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx) Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx) Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx) Indicates actual or imminent payment default.

Notes: A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to short-term ratings other than `F1(xxx)'.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's Rating definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.


     Fitch's International Short-Term Credit Ratings

     Fitch's international credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.


                                LONG-TERM RATINGS

                Standard & Poor's Long-Term Issue Credit Ratings

     Issue credit ratings are based in varying degrees, on the following considerations:

o Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o    Nature of and provisions of the obligation; and

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


     A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated 'B' is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C - A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) - The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. r - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

     N.R. - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

                         Moody's Long-Term Debt Ratings

     Aaa - Bonds and preferred stock which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds and preferred stock which are rated 'Aa' are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     A - Bonds and preferred stock which are rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds and preferred stock which are rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds and preferred stock which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds and preferred stock which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds and preferred stock which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds and preferred stock which are rated 'Ca' represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds and preferred stock which are rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    Fitch's National Long-Term Credit Ratings

AAA(xxx) `AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) `AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (xxx) `A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) `BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx) `BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx) `B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx),CC(xxx),C(xxx) These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments.

DDD(xxx),DD(xxx), D(xxx) These categories of national ratings are assigned to entities or financial commitments which are currently in default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to the `AAA(xxx)' national rating category or to categories below `CCC(xxx).'

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's Rating definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                 Fitch's International Long-Term Credit Ratings

     Fitch's international credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

Investment Grade

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, or to categories below 'CCC'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.





                           BLUE AND WHITE FUNDS TRUST
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust

     (i)  Certificate of Trust-- Filed herewith.

     (ii) Agreement and Declaration of Trust-- To be filed by amendment.

(b)  Bylaws-- To be filed by amendment.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreements-- To be filed by amendment.

(e)  Underwriting Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

     (i)  Fund Administration Servicing Agreement-- To be filed by amendment.

     (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.

     (iii) Fund Accounting Servicing Agreement-- To be filed by amendment.

     (iv) Power of Attorney-- To be filed by amendment.

(i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan-- To be filed by amendment.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics-- To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Blue and White Investment Management, LLC serves as the investment advisor for the Registrant. The business and other connections of Blue and White Investment Management will be set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Blue and White Investment Management to be filed with the SEC.

Item 27.  Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

------------------------------------------ ------------------------------------------------
          Advisors Series Trust                   Investors Research Fund, Inc.
------------------------------------------ ------------------------------------------------
           AHA Investment Funds                             IPS Funds
------------------------------------------ ------------------------------------------------
           Alpine Equity Trust                         Jacob Internet Fund
------------------------------------------ ------------------------------------------------
           Alpine Series Trust                     The Jensen Portfolio, Inc.
------------------------------------------ ------------------------------------------------
         Brandes Investment Trust                  Kayne Anderson Mutual Funds
------------------------------------------ ------------------------------------------------
      Brandywine Advisors Fund, Inc.                Kit Cole Investment Trust
------------------------------------------ ------------------------------------------------
     Builders Fixed Income Fund, Inc.              Light Revolution Fund, Inc.
------------------------------------------ ------------------------------------------------
            CCM Advisors Funds                          The Lindner Funds
------------------------------------------ ------------------------------------------------
       CCMA Select Investment Trust                        LKCM Funds
------------------------------------------ ------------------------------------------------
           Country Mutual Funds                        Monetta Fund, Inc.
------------------------------------------ ------------------------------------------------
            Cullen Funds Trust                         Monetta Trust, Inc.
------------------------------------------ ------------------------------------------------
     The Dessauer Global Equity Fund              1-800-MUTUALS Advisor Series
------------------------------------------ ------------------------------------------------
              Everest Funds                        MW Capital Management Funds
------------------------------------------ ------------------------------------------------
        First American Funds, Inc.                    PIC Investment Trust
------------------------------------------ ------------------------------------------------
First American Insurance Portfolios, Inc.       Professionally Managed Portfolios
------------------------------------------ ------------------------------------------------
  First American Investment Funds, Inc.               Purisima Funds Trust
------------------------------------------ ------------------------------------------------
   First American Strategy Funds, Inc.                   Quintara Funds
------------------------------------------ ------------------------------------------------
     First American Closed End Funds       Rainier Investment Management Mutual Funds
------------------------------------------ ------------------------------------------------
             FFTW Funds, Inc.                      RNC Mutual Fund Group, Inc.
------------------------------------------ ------------------------------------------------
     Fleming Mutual Fund Group, Inc.                    SAMCO Funds, Inc.
------------------------------------------ ------------------------------------------------
         Fort Pitt Capital Funds                        SEIX Funds, Inc.
------------------------------------------ ------------------------------------------------
           Glenmede Fund, Inc.                    TIFF Investment Program, Inc.
------------------------------------------ ------------------------------------------------
       Harding, Loevner Funds, Inc.               Trust for Investment Managers
------------------------------------------ ------------------------------------------------
           Hennessy Funds, Inc.               TT International U.S.A. Master Trust
------------------------------------------ ------------------------------------------------
     The Hennessy Mutual Funds, Inc.                      Wexford Trust
------------------------------------------ ------------------------------------------------
              Investec Funds                              Zodiac Trust
------------------------------------------ ------------------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

                                      (2)                 (3)
                               Net Underwriting     Compensation on       (4)               (5)
             (1)                 Discounts and       Redemption and    Brokerage           Other
Name of Principal Underwriter     Commission          Repurchases     Commissions      Compensation
------------------------------ ---------------- ------------------- ---------------- ------------------
Quasar Distributors, LLC       None                None                None             None
------------------------------

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                 Are located at:
-------------------                  ---------------

Registrant's Fund Administrator,     U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent  615 East Michigan Street
                                     Milwaukee, WI  53202

Registrant's Investment Adviser      Blue and White Investment Management, LLC
                                     11111 Santa Monica, Suite 705
                                     Los Angeles, CA 90025

Registrant's Custodian               U.S. Bank, N.A.
                                     425 Walnut Street
                                     Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

         Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Piedmont and the State of California on the 3rd day of July, 2002.

                                       BLUE AND WHITE FUNDS TRUST


                                        By:  /s/ Rami Rahimi
                                            ----------------------------------
                                            Rami Rahimi
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on July 3rd, 2002 by the following persons in the capacities indicated.


Signature                           Title


/s/ Rami Rahimi                     President and Trustee
----------------------
Rami Rahimi



EXHIBIT INDEX

      Exhibit                                                     Exhibit No.
      -------                                                     -----------
      Registrant's Certificate of Trust                           EX-99.a.1.